Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Commitments under Capital Leases

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2015 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2016	$3,166	$111,317
2017	2,922	73,106
2018	2,981	55,047
2019	2,691	45,940
2020	1,891	43,692
Thereafter	3,997	272,066
Total	17,648	$601,168
Less: imputed interest	(2,724)
Present value of minimum lease payments	14,924
Less: current capital lease obligations	(2,438)
Long-term capital lease obligations	$12,486

Future Minimum Commitments under Operating Leases

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2015 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2016	$3,166	$111,317
2017	2,922	73,106
2018	2,981	55,047
2019	2,691	45,940
2020	1,891	43,692
Thereafter	3,997	272,066
Total	17,648	$601,168
Less: imputed interest	(2,724)
Present value of minimum lease payments	14,924
Less: current capital lease obligations	(2,438)
Long-term capital lease obligations	$12,486